UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________to ____________

Date of Report (Date of earliest event reported) ____________

Commission File Number of securitizer: ____________

Central Index Key Number of securitizer: ____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395 (Funding Depositor LLC)

CIM Trust 2023-I2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Philip J. Kardis II, (212) 626-2300

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.1 for the related information.

Item 3.	Exhibits

99.1 Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Exception Grades

Schedule 4 – Valuation Summary

Schedule 5 – Supplemental Data

Schedule 6 – Business Purpose

Schedule 7 – Multi Property

Schedule 8 – Title Diligence Summary

Schedule 9 – Title Diligence Exceptions

99.2 Disclosure required by Rule 15Ga-2 for Clayton Services LLC ("Clayton")

Schedule 1 – Narrative

Schedule 2 – Conditions Summary

Schedule 3 – Conditions Detail

Schedule 4 – Loan Grades

Schedule 5 – Loan Level Compare

Schedule 6 – Non ATR QM Upload

Schedule 7 – Rating Agency ATR QM Data Field

Schedule 8 – Standard Upload

Schedule 9 – Valuations Summary

Schedule 10 – Waived Conditions Summary

99.3 Disclosure required by Rule 15Ga-2 for Recovco Mortgage Management, LLC ("Recovco")

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Loan Level Exceptions

Schedule 4 – Exception Level

Schedule 5 – Valuation Summary

Schedule 6 – Data Comparison

Schedule 7 – Supplemental Data

Schedule 8 – QM ATR

Schedule 9 – Business Purpose

99.4 Disclosure required by Rule 15Ga-2 for Evolve Mortgage Services ("Evolve")

Schedule 1 – Narrative

Schedule 2 – RA Grades

Schedule 3 – Exception Detail

Schedule 4 – Valuation Report

Schedule 5 – Data Compare

Schedule 6 – QM ATR Data

Schedule 7 – ASF Additional Data

Schedule 8 – Business Purpose

Schedule 9 – Sample Grading Summary

Schedule 10 – Additional Detail Summary

Schedule 11 – Data Integrity Summary

99.5 Disclosure required by Rule 15Ga-2 for Consolidated Analytics, Inc. ("Consolidated Analytics")

Schedule 1 – Narrative

Schedule 2 – Exception Standard Report

Schedule 3 – Exception Supplemental Report

Schedule 4 – Valuation Securitization Report

Schedule 5 – Securitization Aggregation

Schedule 6 – Data Compare Report

Schedule 7 – Supplemental Report

99.6 Disclosure required by Rule 15Ga-2 for Selene Diligence LLC ("Selene")

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Standard Filings Report

Schedule 4 – Valuation Report

Schedule 5 – MLS Report

Schedule 6 – Business Purpose

Schedule 7 – Data Compare Report

Schedule 8 – Supplemental Data Extract

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 1, 2023

Funding Depositor LLC (Securitizer)

By:	/s/ Phillip J. Kardis II
	Name:	Phillip J. Kardis II
	Title:	President

EXHIBIT INDEX

Exhibit Number

99.1 Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Exception Grades

Schedule 4 – Valuation Summary

Schedule 5 – Supplemental Data

Schedule 6 – Business Purpose

Schedule 7 – Multi Property

Schedule 8 – Title Diligence Summary

Schedule 9 – Title Diligence Exceptions

99.2 Disclosure required by Rule 15Ga-2 for Clayton Services LLC ("Clayton")

Schedule 1 – Narrative

Schedule 2 – Conditions Summary

Schedule 3 – Conditions Detail

Schedule 4 – Loan Grades

Schedule 5 – Loan Level Compare

Schedule 6 – Non ATR QM Upload

Schedule 7 – Rating Agency ATR QM Data Field

Schedule 8 – Standard Upload

Schedule 9 – Valuations Summary

Schedule 10 – Waived Conditions Summary

99.3 Disclosure required by Rule 15Ga-2 for Recovco Mortgage Management, LLC ("Recovco")

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Loan Level Exceptions

Schedule 4 – Exception Level

Schedule 5 – Valuation Summary

Schedule 6 – Data Comparison

Schedule 7 – Supplemental Data

Schedule 8 – QM ATR

Schedule 9 – Business Purpose

99.4 Disclosure required by Rule 15Ga-2 for Evolve Mortgage Services ("Evolve")

Schedule 1 – Narrative

Schedule 2 – RA Grades

Schedule 3 – Exception Detail

Schedule 4 – Valuation Report

Schedule 5 – Data Compare

Schedule 6 – QM ATR Data

Schedule 7 – ASF Additional Data

Schedule 8 – Business Purpose

Schedule 9 – Sample Grading Summary

Schedule 10 – Additional Detail Summary

Schedule 11 – Data Integrity Summary

99.5 Disclosure required by Rule 15Ga-2 for Consolidated Analytics, Inc. ("Consolidated Analytics")

Schedule 1 – Narrative

Schedule 2 – Exception Standard Report

Schedule 3 – Exception Supplemental Report

Schedule 4 – Valuation Securitization Report

Schedule 5 – Securitization Aggregation

Schedule 6 – Data Compare Report

Schedule 7 – Supplemental Report

99.6 Disclosure required by Rule 15Ga-2 for Selene Diligence LLC ("Selene")

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Standard Filings Report

Schedule 4 – Valuation Report

Schedule 5 – MLS Report

Schedule 6 – Business Purpose

Schedule 7 – Data Compare Report

Schedule 8 – Supplemental Data Extract